Retirement Benefits - Health Care Cost Trends and OPEB Future Ben Pmts (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effects of 1% increase on service and interest cost	$ 2.2
Effects of 1% increase on APBO	53.5
Effects of 1% decrease on service and interest cost	(1.9)
Effects of 1% decrease on APBO	(45.6)
UMWA Plans
Estimated Future Benefits Payments [Line Items]
2017	31.9
2018	31.9
2019	31.7
2020	32.7
2021	31.9
2022 through 2026	141.9
Black Lung and Other Plans
Estimated Future Benefits Payments [Line Items]
2017	6.6
2018	6.2
2019	5.8
2020	5.4
2021	5.0
2022 through 2026	20.4
Retirement benefits other than pension
Estimated Future Benefits Payments [Line Items]
2017	38.5
2018	38.1
2019	37.5
2020	38.1
2021	36.9
2022 through 2026	$ 162.3